As filed with the Securities and Exchange Commission on October 25, 2017

Securities Act Registration No. 033-61997

Investment Company Act Registration No. 811-07343

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 57 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 58 (X)

Check appropriate box or boxes

The Prudential Investment Portfolios, Inc.

Exact name of registrant as specified in charter

655 Broad Street, 17th Floor
Newark, New Jersey 07102

Address of Principal Executive Offices including Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs

655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and Address of Agent for Service

It is proposed that this filing will become effective:

__ immediately upon filing pursuant to paragraph (b)
(X) on November 27, 2017 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
(X) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 57 to the Registration Statement for Prudential Investment Portfolios, Inc. (the “Registrant”) is being filed for the purpose of delaying the effectiveness of Post-Effective Amendment No. 53, which was filed pursuant to Rule 485(a)(1) on September 15, 2017. Post-Effective Amendment No. 53 was initially scheduled to become effective on November 14, 2017. It is proposed that Post-Effective Amendment No. 57 become automatically effective on November 27, 2017.

Accordingly, the contents of Post-Effective Amendment No. 53 consisting of Part A, Part B, and Part C, are herein incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, the State of New Jersey, on the 25th day of October 2017.

PRUDENTIAL JENNISON BLEND FUND, INC.

*Stuart S. Parker

Stuart S. Parker

President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Barry H. Evans	Trustee
* Keith F. Hartstein	Trustee
* Laurie Simon Hodrick	Trustee
* Michael S. Hyland	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Richard A. Redeker	Trustee
* Stephen Stoneburn	Trustee

* Grace C. Torres	Trustee
* M. Sadiq Peshimam	Treasurer, Principal Financial and Accounting Officer
*By: /s/ Jonathan D. Shain Jonathan D. Shain	Attorney-in-Fact	October 25, 2017

POWER OF ATTORNEY
for the Prudential Fund Complex

The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Stephen Stoneburn, and Grace C. Torres as directors/trustees of each of the registered investment companies listed in Appendix A hereto, and M. Sadiq Peshimam, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding[ctag:brrule]Ellen S. Alberding	/s/ Laurie Simon Hodrick[ctag:brrule]Laurie Simon Hodrick
/s/ Kevin J. Bannon[ctag:brrule]Kevin J. Bannon	/s/ Michael S. Hyland[ctag:brrule]Michael S. Hyland
/s/ Scott E. Benjamin[ctag:brrule]Scott E. Benjamin	/s/ Stuart S. Parker[ctag:brrule]Stuart S. Parker
/s/ Linda W. Bynoe[ctag:brrule]Linda W. Bynoe	/s/ M. Sadiq Peshimam[ctag:brrule]M. Sadiq Peshimam
/s/ Barry H. Evans[ctag:brrule]Barry S. Evans	/s/ Richard A. Redeker[ctag:brrule]Richard A. Redeker
/s/ Keith F. Hartstein[ctag:brrule]Keith F. Hartstein	/s/ Stephen Stoneburn[ctag:brrule]Stephen Stoneburn
/s/ Grace C. Torres[ctag:brrule]Grace C. Torres
Dated: September 13, 2017

APPENDIX A

Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8

Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10